THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NML VARIABLE ANNUITY ACCOUNT A

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY (DATED MAY 1, 2011)

NML VARIABLE ANNUITY ACCOUNT B

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY (DATED MAY 1, 2011)

This Supplement revises certain information with regard to the Fixed Options contained in the Prospectuses referenced above dated May 1, 2011.

Effective January 1, 2012, in the section titled, “Fixed Options”, the first paragraph is amended to read as follows:

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts of different durations (“Guaranteed Accounts”), provided they are available in your state and under your Contract: the Guaranteed Interest Fund 1 (“GIF 1”) (formerly referred to as the “Guaranteed Interest Fund”) and the Guaranteed Interest Fund 8 (“GIF 8”). Your ability to make investments in a Guaranteed Account may also be limited by state law. Currently, neither GIF 1 nor GIF 8 is available in Contracts subject to New York or Oregon law. For Contracts subject to Vermont and Maryland law, no investments may be applied to GIF 8 after the first Contract anniversary. To find out if a Guaranteed Account is available in your state and under your Contract, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

Effective January 1, 2012, in Appendix A, the last row of the Prior Contracts table is amended as follows:

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM	QQ Front Load Contract Back Load Contract
Fixed Options	The rates, payment plans, transfer restrictions, and other features of the Fixed Options vary from series to series and state to state. See your Contract and any Contract amendment for details.
You may not invest in any fixed option unless your Contract provides for a fixed investment option or if your Contract contains an amendment dated before January 1, 2012 providing for such a fixed investment option.

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated December 30, 2011.